Summary Prospectus Supplement	July 22, 2024

George Putnam Balanced Fund	Putnam Large Cap Growth Fund
Putnam California Tax Exempt Income Fund	Putnam Large Cap Value Fund
Putnam Convertible Securities Fund	Putnam Massachusetts Tax Exempt Income Fund
Putnam Core Bond Fund	Putnam Minnesota Tax Exempt Income Fund
Putnam Core Equity Fund	Putnam Money Market Fund
Putnam Diversified Income Trust	Putnam Mortgage Opportunities Fund
Putnam Dynamic Asset Allocation Balanced Fund	Putnam Mortgage Securities Fund
Putnam Dynamic Asset Allocation Conservative Fund	Putnam Multi-Asset Income Fund
Putnam Dynamic Asset Allocation Growth Fund	Putnam New Jersey Tax Exempt Income Fund
Putnam Emerging Markets Equity Fund	Putnam New York Tax Exempt Income Fund
Putnam Floating Rate Income Fund	Putnam Ohio Tax Exempt Income Fund
Putnam Focused Equity Fund	Putnam Pennsylvania Tax Exempt Income Fund
Putnam Focused International Equity Fund	Putnam Research Fund
Putnam Global Health Care Fund	Putnam Short Duration Bond Fund
Putnam Global Income Trust	Putnam Short-Term Municipal Income Fund
Putnam Global Technology Fund	Putnam Small Cap Growth Fund
Putnam Government Money Market Fund	Putnam Small Cap Value Fund
Putnam High Yield Fund	Putnam Strategic Intermediate Municipal Fund
Putnam Income Fund	Putnam Sustainable Future Fund
Putnam Intermediate-Term Municipal Income Fund	Putnam Sustainable Leaders Fund
Putnam International Capital Opportunities Fund	Putnam Tax Exempt Income Fund
Putnam International Equity Fund	Putnam Tax-Free High Yield Fund
Putnam International Value Fund	Putnam Ultra Short Duration Income Fund

For each fund listed above except Putnam Government Money Market Fund, Putnam Large Cap Value Fund, Putnam Money Market Fund, and the Putnam Sustainable Retirement Funds:

Effective immediately, the following disclosure is added under the heading “Risks” in the subsection Investments, risks, and performance:

The fund may be an investment option for mutual funds that are managed by Franklin Resources, Inc. (Franklin Templeton) and its affiliates as “funds of funds.” Additionally, other investors from time to time may make substantial investments in the fund. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

For each fund listed above except Putnam Global Technology Fund, Putnam Mortgage Opportunities Fund, Putnam Multi-Asset Income Fund, Putnam Short-Term Municipal Income Fund, and Putnam Ultra Short Duration Income Fund:

Effective September 5, 2024 (the “Conversion Date”), class B shares of the fund acquired prior to the Conversion Date will convert automatically to class A shares.

Shareholders should retain this Supplement for future reference.